UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                               The Analytic Funds
                                 P.O.Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-777-7818

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2004

                     DATE OF REPORTING PERIOD: JUNE 30, 2004




ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================


                               THE ANALYTIC FUNDS



                       [Analytic INVESTORS logo omitted]



                               SEMI-ANNUAL REPORT
                                  June 30, 2004



                         THE ADVISORS' INNER CIRCLE FUND


                         ANALYTIC DEFENSIVE EQUITY FUND

                         ANALYTIC SHORT-TERM INCOME FUND

                         ANALYTIC GLOBAL LONG-SHORT FUND




================================================================================

  THE ADVISORS' INNER CIRCLE FUND                                 ANALYTIC FUNDS
                                                                  JUNE 30, 2004
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Statements of Net Assets
   Defensive Equity Fund ..................................................    1
   Short-Term Income Fund .................................................    8

Schedule of Investments

   Global Long-Short Fund .................................................   10

Statement of Assets and Liabilities .......................................   20

Statements of Operations ..................................................   21

Statements of Changes in Net Assets .......................................   22

Financial Highlights
   Defensive Equity Fund ..................................................   24
   Short-Term Income Fund .................................................   25
   Global Long-Short Fund .................................................   26

Notes to Financial Statements .............................................   27
--------------------------------------------------------------------------------



A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-866-777-7818; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge (i) by calling 1-866-777-7818; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 98.8%
--------------------------------------------------------------------------------


                                                         SHARES         VALUE
                                                        --------      ---------

AEROSPACE & DEFENSE -- 1.3%
   General Dynamics (C) ........................          5,656     $   561,641
   Lockheed Martin (D) .........................          2,007         104,524
                                                                    -----------
                                                                        666,165
                                                                    -----------
AUTOMOTIVE -- 2.2%
   Autozone* (C) ...............................         13,901       1,113,470
                                                                    -----------
BANKS -- 9.5%
   Bank of America (C) .........................          6,702         567,123
   Bank One (D) ................................          3,993         203,643
   Citigroup (C) ...............................         20,392         948,228
   National City (D) ...........................         12,093         423,376
   PNC Financial Services Group (D) ............         19,602       1,040,474
   SunTrust Banks ..............................            775          50,368
   US Bancorp ..................................         26,386         727,198
   Wachovia ....................................         16,854         750,003
                                                                    -----------
                                                                      4,710,413
                                                                    -----------
BUILDING & CONSTRUCTION -- 4.2%
   Caterpillar (C) .............................         17,441       1,385,513
   Centex (C) ..................................          4,236         193,797
   Georgia-Pacific (C) .........................         14,400         532,512
                                                                    -----------
                                                                      2,111,822
                                                                    -----------
BUSINESS SERVICES -- 1.4%
   Cendant (C) .................................         28,000         685,440
                                                                    -----------
CHEMICALS -- 1.7%
   Dow Chemical (C) ............................          7,385         300,570
   Hercules* (C) ...............................          6,597          80,417
   PPG Industries (D) ..........................          7,561         472,487
                                                                    -----------
                                                                        853,474
                                                                    -----------
COMPUTERS & SERVICES -- 9.4%
   Autodesk (C) ................................          7,563         323,772
   Cisco Systems* (C) ..........................         27,627         654,760
   Dell* (C) ...................................         31,109       1,114,325
   Electronic Arts* (C) ........................          9,991         545,009
   Hewlett-Packard (C) .........................         34,013         717,674
   International Business Machines (D) .........          2,579         227,339


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------      ---------

COMPUTERS & SERVICES -- (CONTINUED)
   Microsoft (D) ...............................         18,318     $   523,162
   Oracle* (D) .................................         19,738         235,474
   Sungard Data Systems* (D) ...................         12,227         317,902
                                                                    -----------
                                                                      4,659,417
                                                                    -----------
DEPARTMENT STORES -- 1.8%
   Sears Roebuck ...............................         12,198         460,596
   Target ......................................          2,561         108,766
   Wal-Mart Stores .............................          6,541         345,103
                                                                    -----------
                                                                        914,465
                                                                    -----------
DIVERSIFIED OPERATIONS -- 2.8%
   Tyco International ..........................         42,087       1,394,763
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 5.4%
   Centerpoint Energy (C) ......................         44,943         516,845
   Edison International (C) ....................          8,755         223,865
   Entergy (C) .................................         10,941         612,805
   General Electric (C) ........................          3,656         118,454
   Progress Energy (D) .........................         16,832         741,450
   TXU* ........................................         12,166         492,845
                                                                    -----------
                                                                      2,706,264
                                                                    -----------
ENTERTAINMENT -- 1.4%
   Carnival (C) ................................         14,463         679,761
                                                                    -----------
FINANCIAL SERVICES -- 6.5%
   Bear Stearns (C) ............................            615          51,851
   Countrywide Credit Industry (C) .............         14,711       1,033,448
   Equifax (C) .................................         10,145         251,089
   Federated Investors, Cl B (C) ...............          6,377         193,478
   H&R Block (D) ...............................          5,318         253,562
   Merrill Lynch (D) ...........................         21,984       1,186,696
   Moody's (D) .................................          3,855         249,264
                                                                    -----------
                                                                      3,219,388
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------      ---------

FOOD, BEVERAGE & TOBACCO -- 6.1%
   Altria Group (D) ............................         20,566     $ 1,029,328
   Coca-Cola (D) ...............................         21,571       1,088,904
   PepsiCo (D) .................................          4,525         243,807
   UST .........................................         18,722         673,992
                                                                    -----------
                                                                      3,036,031
                                                                    -----------
HOME PRODUCTS -- 1.2%
   Gillette (C) ................................         14,462         613,189
                                                                    -----------
INSURANCE -- 3.5%
   ACE (C) .....................................         12,005         507,571
   American International Group (C) ............          6,135         437,303
   Hartford Financial Services Group (C) .......          9,192         631,858
   St. Paul Travelers ..........................          1,675          67,905
   State Street ................................          1,947          95,481
                                                                    -----------
                                                                      1,740,118
                                                                    -----------
MEDIA -- 2.4%
   Meredith (D) ................................          4,714         259,081
   Walt Disney (C) .............................         35,849         913,791
                                                                    -----------
                                                                      1,172,872
                                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 5.3%
   Becton Dickinson (C) ........................          2,209         114,426
   Boston Scientific* (C) ......................          3,684         157,675
   Forest Laboratories* (C) ....................         12,079         684,034
   Humana* (D) .................................         38,994         658,999
   Johnson & Johnson (D) .......................         14,952         832,826
   UnitedHealth Group ..........................          2,094         130,352
   WellPoint Health Networks* ..................            489          54,773
                                                                    -----------
                                                                      2,633,085
                                                                    -----------
MISCELLANEOUS BUSINESS SERVICES -- 0.9%
   Fiserv* (C) .................................          3,505         136,309
   Unisys* .....................................         23,377         324,473
                                                                    -----------
                                                                        460,782
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------      ---------

PAPER & PAPER PRODUCTS -- 1.8%
   Louisiana-Pacific (D) .......................         15,900     $   376,035
   Pactiv* (D) .................................         21,451         534,988
                                                                    -----------
                                                                        911,023
                                                                    -----------
PETROLEUM REFINING -- 6.7%
   ChevronTexaco (C) ...........................          7,374         693,967
   ConocoPhillips (C) ..........................          5,013         382,442
   Exxon Mobil .................................         49,200       2,184,972
   Marathon Oil (D) ............................          1,672          63,268
                                                                    -----------
                                                                      3,324,649
                                                                    -----------
PHARMACEUTICALS -- 6.1%
   Bristol-Myers Squibb (C) ....................          4,593         112,529
   Merck (D) ...................................         15,268         725,230
   Mylan Laboratories (D) ......................         34,953         707,798
   Pfizer (D) ..................................         36,337       1,245,632
   Wyeth .......................................          7,418         268,235
                                                                    -----------
                                                                      3,059,424
                                                                    -----------
RETAIL -- 5.3%
   Autonation* (C) .............................          8,724         149,181
   Darden Restaurants (C) ......................         26,230         539,027
   Home Depot (C) ..............................         10,991         386,883
   Office Depot* (D) ...........................         10,699         191,619
   Reebok International (D) ....................         25,253         908,603
   Sherwin-Williams ............................         10,657         442,798
                                                                    -----------
                                                                      2,618,111
                                                                    -----------
SEMI CONDUCTORS -- 7.3%
   Advanced Micro Devices* (C) .................         15,715         249,869
   Applied Biosystems-Applera (C) ..............         19,660         427,605
   Intel (D) ...................................         52,941       1,461,172
   Micron Technology* (D) ......................         34,911         534,487
   National Semiconductor* (D) .................         35,061         770,991
   Sanmina-SCI* ................................         20,827         189,526
                                                                    -----------
                                                                      3,633,650
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES/
                                                       FACE AMOUNT      VALUE
                                                      -------------   ---------

TELEPHONES & TELECOMMUNICATIONS -- 4.2%
   AT&T Wireless Services* (C) .................          9,648     $   138,159
   Ford Motor (C) ..............................         15,329         239,899
   Lucent Technologies* (D) ....................         69,611         263,130
   Motorola (D) ................................         32,314         589,730
   Nextel Communications* (D) ..................         31,477         839,177
                                                                    -----------
                                                                      2,070,095
                                                                    -----------
TRANSPORTATION SERVICES -- 0.4%
   Burlington Northern Santa Fe (C) ............          5,010         175,701
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $45,132,459) .......................                     49,163,572
                                                                    -----------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATION -- 6.6%
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS (A) (B)
      0.975%, 09/09/04
      (Cost $3,283,787) ........................     $3,290,000       3,282,094
                                                                    -----------
--------------------------------------------------------------------------------
 CASH EQUIVALENTS -- 10.9%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund ......      1,985,716       1,985,716
   Union Bank of California Money Market Fund ..      3,450,308       3,450,308
                                                                    -----------
                                                                      5,436,024
                                                                    -----------
   TOTAL CASH EQUIVALENTS
      (Cost $5,436,024) ........................                      5,436,024
                                                                    -----------
   TOTAL INVESTMENTS -- 116.3%
      (Cost $53,852,270) .......................                     57,881,690
                                                                    -----------
--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT -- (17.0)%
--------------------------------------------------------------------------------
   Allergan ....................................         (5,843)       (523,065)
   Applied Micro Circuits* .....................        (50,122)       (266,649)
   Biogen Idec* ................................         (5,728)       (362,296)
   Broadcom, Cl A* .............................        (16,024)       (749,442)
   Calpine* ....................................        (37,858)       (163,547)
   Ciena* ......................................        (48,055)       (178,765)
   Comverse Technology* ........................         (7,313)       (145,821)
   Dynegy* .....................................        (30,895)       (131,613)
   eBay* .......................................           (489)        (44,964)
   El Paso .....................................        (31,555)       (248,653)
   General Mills ...............................         (9,816)       (466,554)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES/
                                                       CONTRACTS        VALUE
                                                      -----------     ---------

   Janus Capital Group .........................        (56,457)    $  (930,976)
   JDS Uniphase* ...............................        (30,849)       (116,918)
   Kohl's* .....................................         (7,653)       (323,569)
   Medimmune* ..................................        (18,374)       (429,952)
   Monsanto ....................................        (12,914)       (497,189)
   Newell Rubbermaid ...........................         (6,318)       (148,473)
   Novell* .....................................        (15,391)       (129,130)
   Pall ........................................        (13,237)       (346,677)
   PMC - Sierra* ...............................        (10,367)       (148,766)
   Power-One* ..................................         (8,628)        (94,735)
   Public Service Enterprises ..................        (11,113)       (444,853)
   QLogic* .....................................        (10,502)       (279,248)
   RJ Reynolds Tobacco Holdings ................         (7,356)       (497,192)
   Sealed Air* .................................         (3,396)       (180,905)
   Siebel Systems* .............................        (18,751)       (200,261)
   Teco Energy .................................        (22,976)       (275,482)
   Teradyne* ...................................         (3,829)        (86,918)
   Visteon .....................................         (4,651)        (54,277)
                                                                    -----------
   TOTAL SECURITIES SOLD SHORT
      (Proceeds $8,226,058) ....................                     (8,466,892)
                                                                    -----------
--------------------------------------------------------------------------------
 WRITTEN INDEX OPTION CONTRACTS -- (1.4)%
--------------------------------------------------------------------------------
   S&P 500 Index, 1100 Call, Expires 07/20/04 ..            (30)       (135,000)
   S&P 500 Index, 1125 Call, Expires 07/20/04 ..            (90)       (190,800)
   S&P 500 Index, 1130 Call, Expires 07/20/04 ..            (30)        (54,000)
   S&P 500 Index, 1125 Call, Expires 08/24/04 ..            (90)       (308,700)
                                                                    -----------
   TOTAL WRITTEN INDEX OPTION CONTRACTS
      (Premiums received $654,180) .............                       (688,500)
                                                                    -----------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 2.1%
--------------------------------------------------------------------------------
   Investment Advisory Fees Payable ............                        (12,331)
   Administration Fees Payable .................                        (18,142)
   Trustees' Fees Payable ......................                         (1,102)
   Other Assets and Liabilities, Net ...........                      1,094,890
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ..........                      1,063,315
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                        VALUE
                                                                      ---------

   Paid in Capital                                                  $46,289,486
   Distribution in Excess of Net Investment
      Income ...................................                        (69,434)
   Accumulated Net Realized Loss ...............                       (618,853)
   Net Unrealized Appreciation on Investments,
      Option Contracts and Futures Contracts ...                      4,053,942
   Net Unrealized Appreciation on Forward
      Foreign Currency Contracts, Foreign
      Currency and Translation of Other Assets
      and Liabilities Denominated in Foreign
      Currency .................................                        134,472
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ..................                    $49,789,613
                                                                    ===========
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value).                      4,404,976
                                                                    -----------
NET ASSET VALUE, Offering and Redemption Price
      Per Share ................................                         $11.30
                                                                    ===========

*   NON-INCOME PRODUCING SECURITY
CL  CLASS
(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS.
(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN INDEX OPTION CONTRACTS.
(D) ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL FOR SHORT SALES.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 U.S. TREASURY OBLIGATIONS -- 73.4%
--------------------------------------------------------------------------------

                                                     FACE AMOUNT        VALUE
                                                    -------------     ---------
   U.S. TREASURY BILLS (A)
      0.950%, 09/09/04 (C) .....................     $   70,000     $    69,832
      1.685%, 12/09/04 (B) .....................      6,700,000       6,650,561
   U.S. TREASURY NOTES
      7.000%, 07/15/06 .........................        900,000         975,123
      6.500%, 08/15/05 .........................        900,000         943,101
      6.500%, 10/15/06 .........................      1,000,000       1,079,490
      5.750%, 11/15/05 .........................        900,000         940,500
      5.625%, 02/15/06 .........................      1,000,000       1,049,961
      3.125%, 05/15/07 .........................      1,000,000       1,000,000
      2.625%, 11/15/06 .........................      1,000,000         992,500
      2.375%, 08/15/06 .........................      1,200,000       1,189,734
      2.250%, 04/30/06 .........................      1,000,000         993,750
      2.250%, 02/15/07 .........................      1,000,000         980,000
      2.000%, 05/15/06 .........................        800,000         790,531
      1.875%, 12/31/05 .........................      1,000,000         991,680
      1.875%, 01/31/06 .........................      1,000,000         990,469
                                                                    -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $19,920,345)                                             19,637,232
                                                                    -----------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.0%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 4.5%
      3.250%, 08/15/05 .........................        200,000         201,845
      2.875%, 09/15/06 .........................        600,000         597,374
      2.500%, 03/15/06 .........................        200,000         199,068
      1.875%, 06/15/06 .........................        200,000         195,954
                                                                    -----------
                                                                      1,194,241
                                                                    -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 11.4%
      5.500%, 07/15/06 .........................      1,100,000       1,150,875
      4.875%, 03/15/07 .........................        500,000         518,960
      2.875%, 12/15/06 .........................        500,000         495,128
      2.750%, 08/15/06 .........................        400,000         397,241
      2.375%, 02/15/07 .........................        500,000         487,245
                                                                    -----------
                                                                      3,049,449
                                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 8.1%
      5.500%, 02/15/06 .........................        600,000         625,977
      5.250%, 04/15/07 .........................        500,000         523,099
      5.000%, 01/15/07 .........................        500,000         519,768
      4.375%, 10/15/06 .........................        500,000         512,670
                                                                    -----------
                                                                      2,181,514
                                                                    -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $6,499,710) ........................                      6,425,204
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       SHORT-TERM INCOME FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CASH EQUIVALENTS -- 1.6%
--------------------------------------------------------------------------------
                                                       SHARES/
                                                      CONTRACTS         VALUE
                                                     -----------      ---------
   HighMark Diversified Money Market Fund
      (Cost $418,257) ..........................        418,257     $   418,257
                                                                    -----------
   TOTAL INVESTMENTS -- 99.0%
      (Cost $26,720,533) .......................                     26,480,693
                                                                    -----------
--------------------------------------------------------------------------------
 WRITTEN INDEX OPTION CONTRACTS -- 0.0%
--------------------------------------------------------------------------------
   AMEX Index, 220 Puts, Expires 07/20/04 .....             (40)         (1,400)
   AMEX Index, 600 Puts, Expires 07/20/04 .....             (16)         (2,560)
   Morgan Stanley Consumer Index, 540 Puts,
      Expires 07/20/04 ........................             (12)           (600)
   Russell 2000 Index, 530 Puts,
      Expires 07/20/04 ........................             (18)           (990)
   S&P 100 Index, 530 Puts, Expires 07/20/04 ..             (18)         (1,350)
   S&P 400 Midcap Index, 560 Puts,
      Expires 07/20/04 ........................             (17)           (680)
   S&P 500 Index, 1090 Puts, Expires 07/20/04 .              (9)         (1,305)
                                                                    -----------
   TOTAL WRITTEN INDEX OPTION CONTRACTS
      (Premiums received $20,201) ..............                         (8,885)
                                                                    -----------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 1.0%
--------------------------------------------------------------------------------
   Reimbursement of Expenses by Investment
      Adviser ..................................                         16,199
   Administration Fees Payable .................                         (9,646)
   Trustees' Fees Payable ......................                         (1,837)
   Other Assets and Liabilities, Net ...........                        281,933
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ..........                        286,649
                                                                    -----------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital .............................                     27,646,601
   Distribution in Excess of Net Investment
      Income ...................................                       (245,052)
   Accumulated Net Realized Loss ...............                       (439,363)
   Net Unrealized Depreciation on Investments,
      Option Contracts and Futures Contracts ...                       (203,729)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% ..................                    $26,758,457
                                                                    ===========
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value)                       2,594,765
                                                                    -----------
NET ASSET VALUE, Offering and Redemption Price
      Per Share ................................                         $10.31
                                                                    ===========

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN INDEX OPTION CONTRACTS.
(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 COMMONSTOCK (B) -- 90.7%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------      ---------

AUSTRALIA -- 1.4%
   Amcor .......................................          2,821     $    13,696
   Publishing & Broadcasting ...................             43             385
   Rio Tinto ...................................            839          21,011
                                                                    -----------
                                                                         35,092
                                                                    -----------
BELGIUM -- 1.5%
   Colruyt .....................................            287          35,442
                                                                    -----------
DENMARK -- 0.0%
   ISS .........................................              6             296
                                                                    -----------
GERMANY -- 3.3%
   Continental .................................            694          33,470
   Deutsche Lufthansa* .........................          3,166          43,065
   Infineon Technologies* ......................            408           5,475
                                                                    -----------
                                                                         82,010
                                                                    -----------
HONG KONG -- 5.9%
   Bank of East Asia ...........................         13,600          38,883
   Cheung Kong Holdings ........................          1,000           7,372
   CLP Holdings ................................          3,500          19,161
   MTR .........................................         14,500          21,936
   Swire Pacific ...............................          5,500          35,610
   Television Broadcasts* ......................          5,000          21,411
                                                                    -----------
                                                                        144,373
                                                                    -----------
ITALY -- 3.7%
   Banca Popolare di Milano ....................          4,221          27,115
   Italcementi .................................          2,371          31,732
   Tiscali* ....................................          7,198          32,315
                                                                    -----------
                                                                         91,162
                                                                    -----------
JAPAN -- 18.7%
   Casio Computer ..............................          2,000          30,280
   Daiichi Pharmaceutical ......................            500           8,913
   Fuji Television Network .....................              6          13,747
   Hitachi .....................................          3,000          20,648
   KDDI ........................................              5          28,594
   Kobe Steel ..................................          9,000          13,444
   Kubota ......................................          6,000          31,893
   Kyowa Hakko Kogyo ...........................          6,000          43,275
   Kyushu Electric Power .......................          1,400          26,110
   Mitsubishi Electric .........................          5,000          24,561


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK (B) - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------      ---------

JAPAN -- (CONTINUED)
   Nippon Telegraph & Telephone ................              3     $    16,029
   NTT Data ....................................              5          16,130
   Omron .......................................            700          16,391
   Pioneer .....................................            800          20,675
   Sony ........................................          1,000          37,667
   Suzuki Motor ................................          2,000          35,229
   Taisho Pharmaceutical .......................          2,000          44,357
   Yamaha Motor ................................          2,000          31,141
                                                                    -----------
                                                                        459,084
                                                                    -----------
NETHERLANDS -- 2.0%
   Akzo Nobel ..................................            107           3,935
   European Aeronautic Defense & Space* ........            646          17,983
   Vedior ......................................          1,784          26,003
                                                                    -----------
                                                                         47,921
                                                                    -----------
NORWAY -- 3.6%
   Norsk Hydro .................................            666          43,285
   Statoil .....................................          3,261          41,401
   Yara International* .........................            599           4,839
                                                                    -----------
                                                                         89,525
                                                                    -----------
SINGAPORE -- 2.9%
   CapitaCommercial Trust* .....................          2,800           1,756
   Capital and Limited .........................         14,000          11,135
   DBS Group Holdings ..........................          2,000          16,720
   Singapore Telecommunications ................         31,000          40,495
                                                                    -----------
                                                                         70,106
                                                                    -----------
SPAIN -- 2.8%
   Amadeus Global Travel Distribution, Cl A* ...          4,113          26,972
   Fomento de Construcciones Y Contratas .......          1,130          41,877
                                                                    -----------
                                                                         68,849
                                                                    -----------
SWEDEN -- 1.7%
   Holmen, Cl B* ...............................          1,475          42,686
                                                                    -----------
SWITZERLAND -- 1.1%
   Swatch Group* ...............................            212          27,592
                                                                    -----------
UNITED KINGDOM -- 4.4%
   Aegis Group .................................         22,846          37,185
   BHP Billiton ................................          1,754          15,220


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK (B) - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        ------        ---------

UNITED KINGDOM -- CONTINUED
   Boots Group .................................             19     $       237
   International Power* ........................          5,085          12,956
   Rentokil Initial ............................          6,247          16,370
   Slough Estates* .............................            289           2,352
   Taylor Woodrow ..............................          2,704          12,603
   Wolseley ....................................            793          12,296
                                                                    -----------
                                                                        109,219
                                                                    -----------
UNITED STATES -- 37.7%
   Allstate ....................................            929          43,245
   American Standard* ..........................          1,093          44,059
   Archer-Daniels-Midland ......................          1,946          32,654
   AT&T ........................................          2,133          31,206
   Avon Products ...............................            932          43,002
   Burlington Northern Santa Fe ................            965          33,843
   Clorox ......................................            392          21,082
   Computer Sciences* ..........................            625          29,019
   CVS .........................................            868          36,473
   Edison International ........................          1,698          43,418
   Federated Department Stores .................            653          32,062
   Franklin Resources ..........................            326          16,326
   Golden West Financial .......................            207          22,014
   Goldman Sachs Group .........................            454          42,749
   Guidant .....................................            229          12,796
   Jefferson-Pilot .............................            781          39,675
   Kroger* .....................................            605          11,011
   Lehman Brothers Holding .....................            327          24,607
   Masco .......................................            440          13,719
   McGraw-Hill .................................             45           3,446
   Merrill Lynch ...............................             19           1,026
   Metlife .....................................            144           5,162
   Moody's .....................................            639          41,318
   Morgan Stanley ..............................            380          20,053
   NiSource ....................................          1,508          31,095
   Occidental Petroleum ........................            923          44,682
   Omnicom Group ...............................            189          14,343
   Procter & Gamble ............................             98           5,335
   Schlumberger ................................             79           5,017
   St. Paul Travelers ..........................          1,020          41,351
   Stryker .....................................            500          27,500
   Sungard Data Systems* .......................            977          25,402
   TJX .........................................             10             241
   Transocean* .................................            318           9,203


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK (B) - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES/
                                                      FACE AMOUNT       VALUE
                                                     -------------    ---------

UNITED STATES -- (CONTINUED)
   Union Pacific ...............................            431     $    25,623
   Unocal ......................................            870          33,060
   Yum! Brands* ................................            589          21,923
                                                                    -----------
                                                                        928,740
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $1,969,510) ........................                      2,232,097
                                                                    -----------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATION -- 11.3%
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS (A)
      0.975%, 09/09/04
      (Cost $279,472) ..........................       $280,000         279,327
                                                                    -----------
--------------------------------------------------------------------------------
 CASH EQUIVALENTS -- 22.0%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund ......         97,764          97,764
   Union Bank of California Money Market Fund ..        435,552         435,552
   Union Bank of California, Collateral Money
      Market Fund ..............................          7,597           7,597
                                                                    -----------
   TOTAL CASH EQUIVALENTS
      (Cost $540,913) ..........................                        540,913
                                                                    -----------
   TOTAL INVESTMENTS -- 124.0%
      (Cost $2,789,895) ........................                      3,052,337
                                                                    -----------
--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT -- (90.4)%
--------------------------------------------------------------------------------
AUSTRALIA -- (5.2)%
   Alumina .....................................        (10,385)        (38,197)
   AMP .........................................        (10,265)        (45,263)
   Stockland ...................................         (5,606)        (20,229)
   Woodside Petroleum ..........................         (2,062)        (23,945)
                                                                    -----------
                                                                       (127,633)
                                                                    -----------
BELGIUM -- (1.7)%
   Fortis ......................................         (1,936)        (42,869)
                                                                    -----------
DENMARK -- (0.3)%
   Danske Bank .................................           (306)         (7,250)
                                                                    -----------
FINLAND -- (1.9)%
   Nokia .......................................           (330)         (4,762)
   Stora Enso, Cl R ............................         (3,175)        (43,071)
                                                                    -----------
                                                                        (47,833)
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------      ---------

FRANCE -- (0.7)%
   France Telecom* .............................           (210)    $    (5,473)
   Suez ........................................           (578)        (12,032)
                                                                    -----------
                                                                        (17,505)
                                                                    -----------
GERMANY -- (2.1)%
   Allianz .....................................           (299)        (32,387)
   Beiersdorf ..................................            (50)         (5,843)
   Deutsche Bank ...............................            (51)         (4,007)
   Muenchener Rueckversicherungs* ..............            (78)         (8,455)
                                                                    -----------
                                                                        (50,693)
                                                                    -----------
JAPAN -- (17.3)%
   Credit Saison ...............................           (100)         (3,006)
   Kajima ......................................         (6,000)        (22,270)
   Keio Electric Railway .......................         (5,000)        (28,548)
   NGK Insulators ..............................         (3,000)        (24,222)
   Nintendo ....................................           (200)        (23,187)
   Resona Holdings* ............................        (11,000)        (19,557)
   Seiyu* ......................................         (7,000)        (22,967)
   Seven-Eleven Japan ..........................         (1,000)        (32,626)
   Shimamura ...................................           (200)        (17,340)
   Shimano .....................................         (1,000)        (23,828)
   Shimizu .....................................         (4,000)        (18,109)
   Shionogi ....................................         (1,000)        (17,193)
   Shiseido ....................................         (1,000)        (12,601)
   Sumitomo Mitsui Financial Group .............             (3)        (20,565)
   Sumitomo Realty & Development ...............         (1,000)        (12,391)
   Taiheiyo Cement .............................         (8,000)        (19,942)
   Taisei ......................................         (5,000)        (18,879)
   Tokyu .......................................         (4,000)        (20,492)
   Tostem Inax Holding .........................         (1,000)        (21,583)
   Toyoda Gosei ................................           (600)        (14,159)
   Yamato Transport ............................         (2,000)        (32,644)
                                                                    -----------
                                                                       (426,110)
                                                                    -----------
NETHERLANDS -- (5.8)%
   ASML Holding* ...............................           (605)        (10,239)
   IHC Caland ..................................           (748)        (34,791)
   Koninklijke Ahold* ..........................         (2,634)        (20,670)
   Numico* .....................................           (572)        (18,379)
   Royal Dutch Petroleum* ......................           (829)        (42,543)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------      ---------

NETHERLANDS -- CONTINUED
   Royal KPN* ..................................         (2,056)    $   (15,659)
   Wolters Kluwer ..............................            (13)           (236)
                                                                    -----------
                                                                       (142,517)
                                                                    -----------
SWEDEN -- (3.5)%
   Assa Abloy, Cl B ............................         (1,776)        (22,692)
   Atlas Copco, Cl A ...........................           (397)        (14,730)
   Hennes & Mauritz, Cl B ......................         (1,171)        (30,235)
   Skandia Forsakrings .........................           (475)         (1,967)
   Swedish Match ...............................         (1,517)        (15,506)
                                                                    -----------
                                                                        (85,131)
                                                                    -----------
SWITZERLAND -- (4.9)%
   ABB* ........................................         (1,227)         (6,711)
   Compagnie Financiere Richemont ..............           (815)        (21,280)
   Credit Suisse Group* ........................           (921)        (32,725)
   Roche Holding ...............................           (308)        (30,495)
   Swiss Reinsurance* ..........................            (16)         (1,039)
   UBS* ........................................           (397)        (27,974)
                                                                    -----------
                                                                       (120,224)
                                                                    -----------
UNITED KINGDOM -- (8.9)%
   Abbey National ..............................         (4,779)        (44,482)
   BP ..........................................           (359)         (3,171)
   Brambles Industries .........................         (6,863)        (26,510)
   Carnival* ...................................           (227)        (11,024)
   GKN .........................................         (3,043)        (13,824)
   Legal & General Group .......................         (9,761)        (16,816)
   Lloyds TSB Group ............................         (2,939)        (23,012)
   Peninsular & Oriental Steam Navigation ......         (4,738)        (18,903)
   Reed Elsevier ...............................         (2,648)        (25,740)
   Vodafone Group ..............................        (15,724)        (34,432)
                                                                    -----------
                                                                       (217,914)
                                                                    -----------
UNITED STATES -- (38.1)%
   ACE .........................................           (150)         (6,342)
   American Electric Power .....................           (514)        (16,448)
   Amgen* ......................................           (456)        (24,884)
   Apple Computer* .............................           (179)         (5,825)
   Avery Dennison ..............................           (544)        (34,821)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------      ---------

UNITED STATES -- CONTINUED
   Bank of New York ............................           (481)    $   (14,180)
   Baxter International ........................           (867)        (29,920)
   ChevronTexaco ...............................           (373)        (35,103)
   Cigna .......................................           (500)        (34,405)
   Cintas ......................................           (196)         (9,343)
   Corning* ....................................           (660)         (8,620)
   Dow Chemical ................................           (270)        (10,989)
   DTE Energy ..................................         (1,040)        (42,162)
   Eastman Kodak ...............................         (1,625)        (43,843)
   El Paso .....................................         (4,203)        (33,120)
   Electronic Data Systems .....................            (80)         (1,532)
   First Data ..................................           (589)        (26,222)
   FirstEnergy .................................           (846)        (31,649)
   Ford Motor ..................................         (1,515)        (23,710)
   General Dynamics ............................            (13)         (1,291)
   General Motors ..............................           (516)        (24,040)
   Gillette ....................................           (874)        (37,058)
   HJ Heinz ....................................           (762)        (29,870)
   Honeywell International .....................           (371)        (13,590)
   International Paper .........................           (748)        (33,436)
   JDS Uniphase* ...............................         (2,547)         (9,653)
   Kellogg .....................................           (604)        (25,277)
   Lockheed Martin .............................           (456)        (23,748)
   Lucent Technologies* ........................         (5,247)        (19,834)
   Medimmune* ..................................         (1,366)        (31,964)
   Mellon Financial ............................           (597)        (17,510)
   Newell Rubbermaid ...........................         (1,785)        (41,948)
   Newmont Mining ..............................           (184)         (7,132)
   Northern Trust ..............................           (377)        (15,940)
   Novellus Systems* ...........................           (314)         (9,872)
   Parker Hannifin .............................            (41)         (2,438)
   Progress Energy .............................           (981)        (43,213)
   Qualcomm ....................................            (27)         (1,970)
   Qwest Communications International* .........           (622)         (2,233)
   SLM .........................................           (110)         (4,450)
   Southern ....................................           (532)        (15,508)
   Southwest Airlines ..........................         (1,976)        (33,138)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECURITIES SOLD SHORT - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------      ---------

UNITED STATES -- CONTINUED
   Tenet Healthcare* ...........................         (2,336)    $   (31,326)
   Textron .....................................           (293)        (17,390)
   Waste Management ............................           (397)        (12,168)
                                                                    -----------
                                                                       (939,112)
                                                                    -----------
   TOTAL SECURITIES SOLD SHORT
      (Proceeds $1,993,940) ....................                    $(2,224,792)
                                                                    ===========

    PERCENTAGES BASED ON NET ASSETS OF $2,461,766.
*   NON-INCOME PRODUCING SECURITY
CL  CLASS
(A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THESE SECURITIES ARE HELD AS COLLATERAL FOR SHORT SALES.
(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

At June 30, 2004, sector diversification of the Fund was as follows:

                                                        % OF
SECTOR DIVERSIFICATION                               NET ASSETS        VALUE
----------------------                               ----------       -------
COMMON STOCK
Financial Services .........................             6.1%        $  149,132
Insurance ..................................             5.9            145,759
Petroleum & Fuel Products ..................             5.5            133,363
Electrical Services ........................             5.4            132,740
Telephones & Telecommunications ............             5.4            132,694
Building & Construction ....................             5.3            129,964
Computers & Services .......................             4.9            120,143
Transportation .............................             4.4            108,374
Banks ......................................             4.3            104,732
Household Products .........................             4.2            103,813
Retail .....................................             4.1            101,947
Broadcasting, Newspapers & Advertising .....             4.1            100,217
Automotive .................................             4.1             99,840
Chemicals ..................................             3.9             95,334
Aircraft ...................................             3.2             78,675
Communications Equipment ...................             2.7             67,544
Drugs ......................................             2.2             53,270
Metals & Mining ............................             2.0             49,927
Food, Beverage & Tobacco ...................             1.8             45,257
Specialty Machinery ........................             1.8             45,209
Paper & Paper Products .....................             1.7             42,686
Machinery ..................................             1.3             31,893
Electronic Components ......................             1.2             29,187
Health Care ................................             1.1             27,796
Gold .......................................             1.1             27,592
Securities Brokerage/Dealers ...............             1.0             24,607
Real Estate ................................             0.9             22,615
Advertising ................................             0.6             14,343
Steel & Steel Works ........................             0.5             13,444
                                                       -----         ----------
TOTAL COMMON STOCK .........................            90.7          2,232,097
U.S. TREASURY OBLIGATION ...................            11.3            279,327
CASH EQUIVALENTS ...........................            22.0            540,913
                                                       -----         ----------
TOTAL INVESTMENTS ..........................           124.0          3,052,337
                                                       -----         ----------
TOTAL SECURITIES SOLD SHORT .................          (90.4)        (2,224,792)
OTHER ASSETS AND LIABILITIES ................           66.4          1,634,221
                                                       -----         ----------
TOTAL NET ASSETS ...........................           100.0%        $2,461,766
                                                       =====         ==========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       GLOBAL LONG-SHORT FUND
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS
Investments, at Cost ...........................................    $ 2,789,895
                                                                    ===========
Investments, at Value -- Note 2 ................................      3,052,337
Deposit with Broker for Securities Sold Short ..................      1,634,376
Receivable for Variation Margin on Futures Contracts ...........         13,935
Reclaims Receivable ............................................          4,994
Accrued Income .................................................          4,778
Reimbursement of Expenses by Investment Adviser ................          8,136
Receivable for Capital Shares Sold .............................          3,469
                                                                    -----------
     Total Assets ..............................................      4,722,025
                                                                    -----------

LIABILITIES
Payable for Securities Sold Short at Value
   (Proceeds $1,993,940) .......................................      2,224,792
Payable for Dividends on Securities Sold Short .................         10,698
Trustees' Fees Payable .........................................            994
Administration Fees Payable ....................................            900
Accrued Expenses ...............................................         22,875
                                                                    -----------
     Total Liabilities                                                2,260,259
                                                                    -----------
NET ASSETS .....................................................    $ 2,461,766
                                                                    ===========

NET ASSETS CONSIST OF:
Paid in Capital ................................................    $ 4,411,207
Accumulated Net Investment Loss ................................        (23,102)
Accumulated Net Realized Loss ..................................     (1,987,064)
Unrealized Appreciation on Investments and Futures Contracts ...         59,643
Unrealized Appreciation on Foreign Currency and Translation
   of Other Assets and Liabilities Denominated in Foreign
   Currency ....................................................          1,082
                                                                    -----------
TOTAL NET ASSETS -- 100.0% .....................................    $ 2,461,766
                                                                    ===========

INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest (unlimited
   authorization -- no par value) ..............................        293,443
                                                                    -----------
NET ASSET VALUE, Offering and Redemption Price Per Share .......          $8.39
                                                                    ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        ANALYTIC FUNDS
                                                       FOR THE SIX-MONTHS ENDED
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                DEFENSIVE             SHORT-TERM           GLOBAL LONG-SHORT
                                                               EQUITY FUND            INCOME FUND                FUND
                                                               -----------            -----------          -----------------
INVESTMENT INCOME
Dividends .................................................    $   323,514             $      --                $  29,108
Interest ..................................................         14,797               218,328                    1,261
Less: Foreign Taxes Withheld ..............................             --                    --                     (179)
                                                               -----------             ---------                ---------
   TOTAL INVESTMENT INCOME ................................        338,311               218,328                   30,190
                                                               -----------             ---------                ---------
EXPENSES
Investment Advisory Fees ..................................        140,745                33,334                   12,098
Administration Fees .......................................        114,332                53,809                    5,902
Trustees' Fees ............................................          5,296                 3,004                      395
Dividends on Securities Sold Short ........................         46,186                    --                   38,361
Transfer Agent Fees .......................................         27,852                18,752                   12,925
Shareholder Servicing Fees ................................         26,412                34,172                      182
Legal Fees ................................................         19,089                11,597                    7,502
Printing Fees .............................................         13,560                 5,984                    1,702
Registration and Filing Fees ..............................          7,800                 8,811                    7,375
Audit Fees ................................................          5,475                 7,730                    6,982
Custodian Fees ............................................          3,240                 1,822                   17,619
Other Expenses ............................................          2,710                 3,653                    6,688
                                                               -----------             ---------                ---------
   TOTAL EXPENSES .........................................        412,697               182,668                  117,731
                                                               -----------             ---------                ---------
Less:
Waiver of Investment Advisory Fees ........................        (59,398)              (33,334)                 (12,098)
Reimbursement of Expenses
   by Investment Adviser .................................              --               (82,666)                 (51,543)
Directed Brokerage ........................................        (74,885)                   --                       --
                                                               -----------             ---------                ---------
   NET EXPENSES ...........................................        278,414                66,668                   54,090
                                                               -----------             ---------                ---------
NET INVESTMENT INCOME (LOSS) ..............................         59,897               151,660                  (23,900)
                                                               -----------             ---------                ---------
NET REALIZED GAIN (LOSS) ON:
   Investments (including securities sold short) ..........      2,723,783                33,795                 (103,563)
   Written Option Contracts ...............................       (297,752)               81,077                       --
   Foreign Currency Transactions ..........................       (823,540)                   --                   (8,019)
   Futures Contracts ......................................      1,098,968               (47,280)                  78,087
                                                               -----------             ---------                ---------
   TOTAL NET REALIZED GAIN (LOSS) .........................      2,701,459                67,592                  (33,495)
                                                               -----------             ---------                ---------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments (including securities sold short) ..........     (1,475,985)             (294,156)                  63,083
   Written Option Contracts ...............................        470,330                   471                       --
   Foreign Currency Transactions ..........................        (79,227)                   --                     (122)
   Futures Contracts ......................................       (204,983)               (3,981)                 (47,464)
                                                               -----------             ---------                ---------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ...     (1,289,865)             (297,666)                  15,497
                                                               -----------             ---------                ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ................      1,411,594              (230,074)                 (17,998)
                                                               -----------             ---------                ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ........................................    $ 1,471,491             $ (78,414)               $ (41,898)
                                                               ===========             =========                =========

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                                  JUNE 30, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           DEFENSIVE EQUITY FUND
                                                                                    ----------------------------------
                                                                                     SIX MONTHS               YEAR
                                                                                        ENDED                ENDED
                                                                                    JUNE 30, 2004         DECEMBER 31,
                                                                                     (UNAUDITED)              2003
                                                                                    -------------         ------------
OPERATIONS:
   Net Investment Income (Loss) ................................................     $    59,897          $    321,773
   Net Realized Gain (Loss) ....................................................       2,701,459             2,633,883
   Net Change in Unrealized Appreciation (Depreciation) ........................      (1,289,865)            6,029,376
                                                                                     -----------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ...........................................................       1,471,491             8,985,032
                                                                                     -----------          ------------
DIVIDENDS:
   Net Investment Income .......................................................        (694,990)             (350,026)
                                                                                     -----------          ------------
   TOTAL DIVIDENDS .............................................................        (694,990)             (350,026)
                                                                                     -----------          ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ......................................................................       7,486,252            17,776,979
   In Lieu of Cash Distributions ...............................................         670,711               339,002
   Redeemed ....................................................................      (3,836,837)          (17,189,465)
                                                                                     -----------          ------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ................................       4,320,126               926,516
                                                                                     -----------          ------------
   TOTAL INCREASE IN NET ASSETS ................................................       5,096,627             9,561,522
                                                                                     -----------          ------------
NET ASSETS:
   Beginning of Period .........................................................      44,692,986            35,131,464
                                                                                     -----------          ------------
   End of Period ...............................................................     $49,789,613          $ 44,692,986
                                                                                     ===========          ============
Undistributed (Distributions in Excess of) Net Investment Income (Loss) ........     $   (69,434)         $    565,659
                                                                                     ===========          ============
SHARES TRANSACTIONS:
   Issued ......................................................................         662,818             1,880,797
   In Lieu of Cash Distributions ...............................................          58,373                33,564
   Redeemed ....................................................................        (340,885)           (1,752,672)
                                                                                     -----------          ------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ..................         380,306               161,689
                                                                                     ===========          ============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                                  JUNE 30, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                        SHORT-TERM
                                                                       INCOME FUND                   GLOBAL LONG-SHORT FUND
                                                            -------------------------------     -------------------------------
                                                              SIX MONTHS          YEAR            SIX MONTHS          YEAR
                                                                ENDED             ENDED             ENDED             ENDED
                                                            JUNE 30, 2004      DECEMBER 31,     JUNE 30, 2004      DECEMBER 31,
                                                             (UNAUDITED)           2003          (UNAUDITED)           2003
                                                            -------------      ------------     -------------      ------------
OPERATIONS:
   Net Investment Income (Loss) .........................    $   151,660       $   119,331        $  (23,900)      $      6,736
   Net Realized Gain (Loss) .............................         67,592           316,766           (33,495)           346,735
   Net Change in Unrealized Appreciation (Depreciation) .       (297,666)           19,169            15,497             93,680
                                                             -----------       -----------        ----------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ....................................        (78,414)          455,266           (41,898)           447,151
                                                             -----------       -----------        ----------       ------------
DIVIDENDS:
   Net Investment Income ................................       (278,933)         (229,735)               --             (9,002)
                                                             -----------       -----------        ----------       ------------
   TOTAL DIVIDENDS ......................................       (278,933)         (229,735)               --             (9,002)
                                                             -----------       -----------        ----------       ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...............................................     19,785,294        18,767,787           264,160         12,258,061
   In Lieu of Cash Distributions ........................        276,225           228,927                --              9,002
   Redeemed .............................................     (8,000,702)       (8,080,309)          (27,321)       (11,909,495)
                                                             -----------       -----------        ----------       ------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS .........     12,060,817        10,916,405           236,839            357,568
                                                             -----------       -----------        ----------       ------------
   TOTAL INCREASE IN NET ASSETS .........................     11,703,470        11,141,936           194,941            795,717
                                                             -----------       -----------        ----------       ------------
NET ASSETS:
   Beginning of Period ..................................     15,054,987         3,913,051         2,266,825          1,471,108
                                                             -----------       -----------        ----------       ------------
   End of Period ........................................    $26,758,457       $15,054,987        $2,461,766       $  2,266,825
                                                             ===========       ===========        ==========       ============
Undistributed (Distributions in Excess of) Net Investment
   Income (Loss) ........................................    $  (245,052)      $  (117,779)       $  (23,102)      $        798
                                                             ===========       ===========        ==========       ============
SHARES TRANSACTIONS:
   Issued ...............................................      1,897,906         1,816,977            30,387          1,735,120
   In Lieu of Cash Distributions ........................         26,539            22,121                --              1,085
   Redeemed .............................................       (770,942)         (781,767)           (3,254)        (1,687,729)
                                                             -----------       -----------        ----------       ------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE
      TRANSACTIONS ......................................      1,153,503         1,057,331            27,133             48,476
                                                             ===========       ===========        ==========       ============

THE ADVISORS' INNER CIRCLE FUND                            ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                   SELECTED PER SHARE DATA & RATIOS
                                                                                     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     SIX MONTHS
                                                        ENDED                            YEARS ENDED DECEMBER 31,
                                                    JUNE 30, 2004   ---------------------------------------------------------------
                                                    (UNAUDITED)@      2003        2002(2)         2001          2000          1999
                                                    -------------   -------       -------       -------       -------       -------
Net Asset Value,
   Beginning of Period ............................    $ 11.10      $  9.09       $ 10.46       $ 10.80       $ 11.82       $ 11.77
                                                       -------      -------       -------       -------       -------       -------
Income (Loss) from Investment Operations:
   Net Investment Income ..........................       0.01*        0.08*         0.09          0.08          0.06          0.10
   Net Realized and Unrealized Gain (Loss) ........       0.36*        2.01*        (1.36)        (0.30)        (0.82)         2.33
                                                       -------      -------       -------       -------       -------       -------
   Total from Investment Operations ...............       0.37         2.09         (1.27)        (0.22)        (0.76)         2.43
                                                       -------      -------       -------       -------       -------       -------
Dividends and Distributions:
   Net Investment Income ..........................      (0.17)       (0.08)        (0.10)(1)     (0.07)        (0.07)        (0.08)
   Net Realized Gain ..............................         --           --            --         (0.05)        (0.19)        (2.30)
                                                       -------      -------       -------       -------       -------       -------
   Total Dividends and Distributions ..............      (0.17)       (0.08)        (0.10)(1)     (0.12)        (0.26)        (2.38)
                                                       -------      -------       -------       -------       -------       -------

Net Asset Value,
   End of Period ..................................    $ 11.30      $ 11.10       $  9.09       $ 10.46       $ 10.80       $ 11.82
                                                       =======      =======       =======       =======       =======       =======
TOTAL RETURN+ .....................................       3.33%       23.13%       (12.22)%       (1.98)%       (6.46)%       21.35%
                                                       =======      =======       =======       =======       =======       =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .............    $49,790      $44,693       $35,131       $40,806       $48,244       $70,842
Ratio of Expenses to Average Net Assets**
   (including Dividend Expense) ...................       1.19%        1.30%         1.09%         0.99%         0.99%         1.04%
Ratio of Expenses to Average Net Assets**
   (excluding Dividend Expense) ...................       0.99%        0.99%         0.99%         0.99%         0.99%         1.04%
Ratio of Expenses to Average Net Assets
   (excluding Waivers and Directed Brokerage;
   Including Dividend Expense) ....................       1.76%        2.27%         1.94%         1.69%         1.17%         1.18%
Ratio of Expenses to Average Net Assets
   (excluding Directed Brokerage, including
   Dividend Expense) ..............................       1.51%        1.71%         1.46%         0.99%         0.99%         1.04%
Ratio of Net Investment Income to Average
   Net Assets .....................................       0.26%        0.79%         0.91%         0.71%         0.51%         0.74%
Portfolio Turnover Rate ...........................         78%         218%          224%          216%          264%          360%

  @ ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  * PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
 ** INCLUDES DIRECTED BROKERAGE OFFSET.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT
    REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) INCLUDES A RETURN OF CAPITAL OF $(0.003).
(2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC DEFENSE EQUITY FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC DEFENSE
    EQUITY FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC DEFENSE EQUITY FUND
    PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC DEFENSE EQUITY FUND.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          SHORT-TERM INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    SELECTED PER SHARE DATA & RATIOS
                                                                                      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     SIX MONTHS
                                                        ENDED                            YEARS ENDED DECEMBER 31,
                                                    JUNE 30, 2004   ---------------------------------------------------------------
                                                    (UNAUDITED)@      2003        2002(2)         2001          2000          1999
                                                    -------------   -------       -------       -------       -------       -------
Net Asset Value,
   Beginning of Period ............................    $ 10.45      $ 10.19        $ 9.93        $ 9.92        $ 9.79        $10.10
                                                       -------      -------        ------        ------        ------        ------
Income (Loss) from Investment Operations:
   Net Investment Income ..........................       0.07*        0.16*         0.21          0.67          0.59          0.56
   Net Realized and Unrealized Gain (Loss) ........      (0.08)*       0.42*         0.41          0.01          0.13         (0.31)
                                                       -------      -------        ------        ------        ------        ------
   Total from Investment Operations ...............      (0.01)        0.58          0.62          0.68          0.72          0.25
                                                       -------      -------        ------        ------        ------        ------
Dividends:
   Net Investment Income ..........................      (0.13)       (0.32)        (0.36)        (0.67)        (0.59)        (0.56)
                                                       -------      -------        ------        ------        ------        ------

Net Asset Value,
   End of Period ..................................    $ 10.31      $ 10.45        $10.19        $ 9.93        $ 9.92        $ 9.79
                                                       =======      =======        ======        ======        ======        ======
TOTAL RETURN+ .....................................      (0.09)%       5.76%         6.39%         7.02%         7.60%         2.54%
                                                       =======      =======        ======        ======        ======        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .............    $26,758      $15,055        $3,913        $4,595        $3,646        $3,729
Ratio of Expenses to Average Net Assets ...........       0.60%        0.60%         0.60%         0.60%         0.60%         0.69%
Ratio of Expenses to Average Net Assets
   (excluding Waivers and Reimbursements) .........       1.64%        2.26%         4.31%         3.39%         3.86%         3.05%
Ratio of Net Investment Income to Average
   Net Assets .....................................       1.36%        1.53%         2.08%         5.20%         6.02%         5.68%
Portfolio Turnover Rate ...........................          7%          22%          113%          167%           34%           62%

  @ ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  * PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD.
    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
    SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC SHORT-TERM INCOME FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC
    SHORT-TERM INCOME FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC
    SHORT-TERM INCOME FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC SHORT-TERM INCOME FUND.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                           ANALYTIC FUNDS
                                                          GLOBAL LONG-SHORT FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    SELECTED PER SHARE DATA & RATIOS
                                                                                      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS                                                           SEPTEMBER 30,
                                                    ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    1999*** TO
                                               JUNE 30, 2004  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                                (UNAUDITED)@      2003         2002(2)        2001          2000           1999
                                               -------------  ------------  ------------  ------------  ------------  -------------
Net Asset Value,
   Beginning of Period ......................      $ 8.51        $ 6.75        $ 7.44        $  9.78       $ 11.25       $10.00
                                                   ------        ------        ------        -------       -------       ------
Income (Loss) from Investment
   Operations:
   Net Investment Income ....................       (0.08)^        0.03^         0.12           0.03          0.11         0.01
   Net Realized and Unrealized
     Gain (Loss) ............................       (0.04)^        1.76^        (0.62)         (2.32)        (1.40)        1.25
                                                   ------        ------        ------        -------       -------       ------
   Total from Investment
     Operations .............................       (0.12)         1.79         (0.50)         (2.29)        (1.29)        1.26
                                                   ------        ------        ------        -------       -------       ------
Dividends and Distributions:
   Net Investment Income ....................          --         (0.03)        (0.19)(1)      (0.05)        (0.10)          --
   Net Realized Gain ........................          --            --            --             --         (0.08)       (0.01)
                                                   ------        ------        ------        -------       -------       ------
   Total Dividends and
     Distributions ..........................          --         (0.03)        (0.19)(1)      (0.05)        (0.18)       (0.01)
                                                   ------        ------        ------        -------       -------       ------
Net Asset Value,
   End of Period ............................      $ 8.39        $ 8.51        $ 6.75        $  7.44       $  9.78       $11.25
                                                   ======        ======        ======        =======       =======       ======
TOTAL RETURN+ ...............................       (1.41)%**     26.59%        (6.73)%       (23.41)%      (11.44)%      12.67%**
                                                   ======        ======        ======        =======       =======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..............................      $2,462        $2,267        $1,471        $ 4,599       $ 6,731       $1,658
Ratio of Expenses to Average
   Net Assets (including Dividend
   Expense) .................................        4.47%         2.04%         1.30%          1.30%         1.30%        1.30%*
Ratio of Expenses to Average
   Net Assets (excluding Dividend
   Expense) .................................        1.30%         1.30%         1.30%          1.30%         1.30%        1.30%*
Ratio of Expenses to Average
   Net Assets (excluding Waivers and
   Including Dividend Expense) ..............        9.73%         7.42%         6.92%          4.78%         3.80%        1.69%*
Ratio of Net Investment Income
   (Loss) to Average Net Assets .............       (1.98)%        0.35%         1.05%          0.84%         1.11%        0.66%
Portfolio Turnover Rate .....................           5%           63%          198%           176%           38%           5%

  @ ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
  ^ PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
  * ANNUALIZED
 ** TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
*** COMMENCEMENT OF OPERATIONS.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD.
    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
    SHARES.
(1) INCLUDES A RETURN OF CAPITAL OF $(0.002).
(2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ANALYTIC GLOBAL LONG-SHORT FUND ACQUIRED THE ASSETS OF THE UAM ANALYTIC
    INTERNATIONAL FUND, A SERIES OF THE UAM FUNDS, INC. II. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ANALYTIC GLOBAL
    LONG-SHORT FUND PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ANALYTIC INTERNATIONAL FUND.

AMOUNTS  DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS
                                                                  JUNE 30, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the Analytic Defensive Equity Fund (the "Defensive Equity Fund"), Analytic Short-Term Income Fund (the "Short-Term Income Fund") and Analytic Global Long-Short Fund (the "Global Long-Short Fund"), (the "Funds"). The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser makes the determination whether a fair value committee meeting should be called based on the information provided.

     SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Discounts and premiums on securities purchased are amortized using the scientific method that approximates the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of June 30, 2004, the Funds had no open repurchase agreements.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Global Long-Short Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Global Long-Short Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Global Long-Short Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The Defensive Equity and Global Long-Short Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
     counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

     The following forward foreign currency contracts were outstanding on June 30, 2004:

                                                                                            Unrealized
                               Currency to           Currency to        Contract           Appreciation/
     Maturity Date               Receive               Deliver            Value           (Depreciation)
     --------------            -----------           -----------       -----------        --------------
     DEFENSIVE EQUITY FUND:
     ----------------------
     09/15/04            AUD    11,200,000     USD     7,617,120      $ 7,733,389            $116,269
     09/15/04            CAD     1,700,000     USD     1,237,619        1,266,653              29,034
     09/15/04            EUR     3,200,000     CHF     4,830,720        3,888,346              21,238
     09/15/04            EUR       200,000     USD       240,768          243,022               2,254
     09/15/04            GBP     4,200,000     USD     7,553,868        7,563,725               9,857
     09/15/04            USD     5,979,669     CHF     7,500,000        6,003,932             (24,263)
     09/15/04            USD     1,010,220     JPY   112,000,000        1,030,137             (19,917)
                                                                      -----------            --------
                                                                      $27,729,204            $134,472
                                                                      ===========            ========
      CURRENCY LEGEND
      AUD --  Australian  Dollar            CHF -- Swiss Franc            GBP -- British  Pound
      CAD -- Canadian Dollar                EUR -- Euro Dollar            JPY -- Japanese Yen

     FUTURES CONTRACTS -- Each of the Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.
     Additionally, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

     DERIVATIVE FINANCIAL INSTRUMENTS -- Each Fund may utilize various call options, put options and financial futures strategies in pursuit of its objective. These techniques will be used primarily to hedge against changes in security prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the Funds. These techniques are intended to act as an efficient means of adjusting exposure to stock and bond markets and to reduce the volatility of the currency exposure associated with foreign securities. The Funds will only write covered call and put options on common stock or stock indices.

     WRITTEN OPTIONS -- When a covered put or call option is written in a Fund, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When a Fund writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
     When a covered written call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

     When a covered written put expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Fund purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

     The Funds write option contracts with off-balance sheet risk in the normal course of their investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     SHORT SALES -- As consistent with the Funds' investment objectives, the Funds may engage in short sales that are "uncovered." Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

     Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Defensive Equity Fund are declared and paid quarterly, if available. Dividends from net investment income for the Short-Term Income Fund are declared daily and paid monthly. Dividends from net investment income for the Global Long-Short Fund are declared and paid annually. Distributions of net realized capital gains, for all funds, will be distributed annually.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
     DIRECTED BROKERAGE -- The Funds may direct certain fund trades to brokers who pay a portion of the Fund's expenses. Under this arrangement, the Defensive Equity Fund had expenses reduced by $74,885 during the six months ended June 30, 2004.

     REDEMPTION FEES -- The Global Long-Short Fund retains a redemption fee of 2.00% on redemptions of capital shares held less than 60 days. For the six months ended June 30, 2004, there were no redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEIInvestments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEIInvestment Company and/or SEIInvestments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  ADMINISTRATION,  SHAREHOLDER  SERVICING,  DISTRIBUTION  AND TRANSFER  AGENCY
    AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from theFunds for providing a variety of services, including record keeping and transaction processing. These shareholder servicing fees are based on the assets of the Funds that are serviced by the financial representative.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment  advisory agreement,  Analytic Investors,  Inc.
(the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc., provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.60% of the average net assets of the Defensive Equity Fund; 0.30% of the average net assets of the Short-Term IncomeFund; and 1.00% of the average net assets of the Global Long-Short Fund.

The Adviser has agreed to waive or limit its advisory fees or assume other expenses in an amount that operates to limit the total annual fund operating expenses of each Analytic Fund (excluding dividend expenses) as follows: 0.99% of the Defensive Equity Fund; 0.60% of the Short-Term Income Fund and 1.30% of the Global Long-Short Fund. The fee waiver/expense reimbursement arrangement for each Fund can be terminated at any time at the option of the Adviser.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
6. INVESTMENT TRANSACTIONS:

The cost of securities purchased and the proceeds from securities sold, and maturities other than short-term investments and options, for the six months ended June 30, 2004 were as follows:

                                                                            U.S. GOVT.         U.S. GOVT.
                                  PURCHASES      SALES AND MATURITIES       PURCHASES            SALES
                                 -----------    ----------------------    ------------        ------------
      Defensive Equity Fund     $38,704,682          $37,332,013           $       --          $       --
      Short-Term Income Fund        499,629                   --            9,972,201           1,106,445
      Global Long-Short Fund        166,028              113,329                   --                  --

Transactions in option contracts written in the Defensive Equity Fund for the six months ended June 30, 2004 were as follows:

                                                                 NUMBER OF
                                                                 CONTRACTS           PREMIUMS
                                                                -----------         -----------
      Outstanding at December 31, 2003                                250           $   576,750
      Options written                                               1,372             6,434,584
      Options terminated in closing purchase transactions          (1,344)           (6,323,848)
      Options expired                                                 (38)              (33,306)
                                                                   ------           -----------
      Outstanding at June 30, 2004                                    240           $   654,180
                                                                   ======           ===========

Transactions in option contracts written in the Short-Term Income Fund for the six months ended June 30, 2004 were as follows:

                                                                 NUMBER OF
                                                                 CONTRACTS            PREMIUMS
                                                                -----------          ----------
      Outstanding at December 31, 2003                                 85             $  33,170
      Options written                                               1,187               285,509
      Options terminated in closing purchase transactions            (429)             (109,906)
      Options expired                                                (713)             (188,572)
                                                                    -----             ---------
      Outstanding at June 30, 2004                                    130             $  20,201
                                                                    =====             =========

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
The following Funds had futures contracts open as of June 30, 2004:

                               NUMBER                               UNREALIZED
   CONTRACT                      OF            SETTLEMENT          APPRECIATION
   DESCRIPTION                CONTRACTS          MONTH            (DEPRECIATION)
   ------------               ---------        ----------         -------------
   DEFENSIVE EQUITY FUND
   Australian 10 Yr Bond       (106)         September 2004         $ (95,411)
   Canadian 10 Yr                74          September 2004            21,690
   DAX Index                     24          September 2004            88,033
   Euro Bond 10 Yr               76          September 2004            84,648
   FTSE 100 Index               (72)         September 2004              (318)
   Hang Seng Index               38               July 2004            72,006
   IBEX 30 Plus Index            28               July 2004            25,991
   Japan 10 Yr Bond              (7)         September 2004            82,090
   Long GILT 10 Yr              (61)         September 2004          (103,266)
   MIB 30 Index                 (23)         September 2004           (58,428)
   OMX Index                    216               July 2004            59,738
   S&P 500                       17          September 2004            32,088
   SPI 200                      (71)         September 2004           (85,002)
   Topix Index                   34          September 2004           112,065
   US 10 Yr Note                 85          September 2004            63,752
                                                                    ---------
                                                                    $ 299,676
                                                                    ==========

   SHORT-TERM INCOME FUND
   Australian Dollar             22          September 2004            (1,101)
   British Pound                 13          September 2004            (3,494)
   Canadian Dollar               21          September 2004            30,240
   Euro Dollar                   (5)         September 2004            (6,125)
   Japanese Yen                  (7)         September 2004            (2,975)
   Swiss Franc                  (15)         September 2004             8,250
                                                                    ---------
                                                                    $  24,795
                                                                    ==========

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
                                NUMBER                             UNREALIZED
   CONTRACT                       OF           SETTLEMENT         APPRECIATION
   DESCRIPTION                 CONTRACTS          MONTH          (DEPRECIATION)
   ------------                ---------       ----------        --------------
   GLOBAL LONG-SHORT FUND
   Australian 10 Yr Bond          (7)        September 2004           (6,301)
   Australian Dollar               6         September 2004             (300)
   British Pound                   4         September 2004           (1,075)
   DAX Index                       2         September 2004            7,338
   DJ Euro Stoxx 50                4         September 2004            2,760
   Euro Dollar                     3         September 2004            3,675
   Euro Bond 10 Yr                 4         September 2004            3,484
   FTSE 100 Index                 (2)        September 2004               (9)
   Hang Seng Index                 2              July 2004            3,790
   IBEX 30 Plus Index              1              July 2004              928
   Japanese Yen                    1         September 2004              425
   Long GILT 10 Yr                (3)        September 2004           (5,133)
   MIB 30 Index                   (1)        September 2004           (2,540)
   OMX Index                       6              July 2004            1,659
   S&P 500 E-mini                  2         September 2004            1,495
   S&P 500 Index                   2         September 2004            3,775
   S&P/TSE 60 Index                1         September 2004            2,042
   SPI 200                        (3)        September 2004           (3,592)
   Swiss Franc                    (5)        September 2004            2,750
   Topix Index                     3         September 2004            9,882
   US 10 Yr Note                   4         September 2004            3,000
                                                                    --------
                                                                    $ 28,053
                                                                    ========

7. FEDERAL TAX INFORMATION:

It is the Funds' intention to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and foreign currency transactions.

Permanent book and tax basis differences relating to the reclassification of short sale dividend expenses and foreign exchange gain (loss) may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.


The tax character of dividends and distributions paid during the last two fiscal years ended December 31 were as follows:
                                 ORDINARY           RETURN
    FUNDS                         INCOME          OF CAPITAL             TOTAL
    ---------                    --------        ------------            -----
    Defensive Equity Fund
    2003                        $350,026            $    --            $350,026
    2002                         350,978             12,492             363,470
    Short-Term Income Fund
    2003                         229,735                 --             229,735
    2002                         137,310                 --             137,310
    Global Long-Short Fund
    2003                           9,002                 --               9,002
    2002                          41,069                839              41,908

As of December 31, 2003, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

                                                                        ANALYTIC FUNDS
                                                         ---------------------------------------
                                                           DEFENSIVE    SHORT-TERM      GLOBAL
                                                            EQUITY        INCOME      LONG-SHORT
                                                             FUND          FUND          FUND
                                                         -----------    ----------    ----------
    Undistributed Ordinary Income                        $   779,358     $  31,466   $     1,081
    Capital Loss Carryforwards                            (2,784,017)     (467,332)   (1,878,814)
    Post-October Losses                                     (178,028)           --            --
    Net Unrealized Appreciation (Depreciation)             5,001,833       (23,842)       38,087
    Other Temporary Differences                              (95,520)      (71,089)      (67,897)
                                                         -----------     ---------   -----------
    Total Distributable Earnings (Accumulated Losses)    $ 2,723,626     $(530,797)  $(1,907,543)

For Federal income tax purposes, capital loss carryforwards (which will expire in the years indicated) may be carried forward and applied against future capital gains as follows:

    FUNDS                      2004       2005       2007       2008         2009         2010         2011        TOTAL
    -----                      ----       ----       ----       ----         ----         ----         ----        -----
    Defensive Equity Fund  $     --     $   --    $    --    $    --   $       --   $1,666,665   $1,117,352   $2,784,017
    Short-Term
     Income Fund            372,492      3,860     70,796     20,184           --           --           --      467,332
    Global Long-Short Fund       --         --         --         --    1,354,238      524,576           --    1,878,814

During the year ended December 31, 2003, the Short-Term Income Fund and Global Long-Short Fund utilized capital loss carryforwards of $328,457 and $373,314, respectively, to offset capital gains.

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2002 through December 31, 2003 that, in accordance with federal income tax regulations the Fund has elected to defer and treat as having arisen in the following fiscal year.

THE ADVISORS' INNER CIRCLE FUND                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
At June 30, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for investments and option contracts held by the Funds were as follows:

                                                                                         NET UNREALIZED
                                 FEDERAL           APPRECIATED       DEPRECIATED          APPRECIATION
    FUNDS                       TAX COST            SECURITIES        SECURITIES         (DEPRECIATION)
    -----                      -----------        ------------       -----------        ---------------
    Defensive Equity Fund      $53,198,090         $6,128,561        $(2,133,461)          $3,995,100
    Short-Term Income Fund      26,889,545             33,170           (450,907)            (417,737)
    Global Long-Short Fund       2,789,895            581,933           (319,491)             262,442

8. INVESTMENT RISKS:

At June 30, 2004, the net assets of the Global Long-Short Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

9. OTHER:

At June 30, 2004,  the  percentage  of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for each Fund was as follows:

    FUNDS                               NO. OF SHAREHOLDERS     % OWNERSHIP
    ------                              -------------------     -----------
    Defensive Equity Fund                         2                 37.7%
    Short-Term Income Fund                        2                 74.4
    Global Long-Short Fund                        3                 92.3

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                                      NOTES

                               THE ANALYTIC FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                   (toll free)
                                 1-866-777-7818

                               INVESTMENT ADVISER:
                            Analytic Investors, Inc.
                             500 South Grand Avenue
                                   23rd Floor
                              Los Angeles, CA 90071

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004



This information must be preceded or accompanied by a current prospectus for the Funds described.




ANA-SA-001-0200

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------------------
                                          James F. Volk, President

Date 8/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------------------
                                          James F. Volk, President

Date 8/25/04


By (Signature and Title)*                 /s/ Jennifer E. Spratley
                                          --------------------------------------
                                          Jennifer E. Spratley, Controller & CFO

Date 8/25/04

* Print the name and title of each signing officer under his or her signature.